CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)												1 Months Ended			2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 17, 2023	May 12, 2023	Apr. 26, 2023	Apr. 18, 2023	Apr. 17, 2023	Mar. 14, 2023	Feb. 16, 2023	Feb. 14, 2023	Nov. 22, 2022	Oct. 31, 2022	Jul. 05, 2022	Jun. 30, 2023	Jun. 30, 2023	Mar. 14, 2023	Apr. 26, 2023	Apr. 18, 2023	Sep. 30, 2024	Sep. 30, 2023	Apr. 06, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 12, 2024	Sep. 19, 2023	May 19, 2023	Apr. 16, 2023	Mar. 03, 2023
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 1,944,000
Repayments of Debt																						$ 2,307,090
Derivative Liability																								$ 0
Interest Expense, Operating and Nonoperating																	$ 2,861			$ 3,861
Evergreen Capital Management LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
GS Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 36,000
Debt Instrument, Interest Rate, Effective Percentage											12.00%
Debt Instrument, Maturity Date Range, Start											Jul. 05, 2023
Debt Instrument, Repaid, Principal											$ 0
Debt Instrument, Issuance Date											Jul. 05, 2022
Chambers Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
Eleven 11 Management LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal																						0
Derivative Liability																						$ 0
Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Derivative Liability	0
20% Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Repaid, Principal	0
20% Senior Secured Promissory Note [Member] | Evergreen Capital Management LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										20.00%
Debt Instrument, Face Amount										$ 48,000
Debt Instrument, Interest Rate, Effective Percentage										10.00%
Debt Instrument, Maturity Date Range, Start										Jul. 21, 2023
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger										75.00%
Sale equity financing										$ 1,000,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																			20.00%
Debt Instrument, Interest Rate, Effective Percentage																			10.00%
Debt Instrument, Maturity Date Range, Start																			Dec. 31, 2023
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																			90.00%
Debt Instrument, Maturity Date Range, End																			Apr. 30, 2024
Debt Instrument, Convertible, Conversion Price																			$ 0.015
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 12,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 480,000
20% Senior Secured Promissory Note [Member] | Chambers Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							20.00%
Debt Instrument, Face Amount							$ 60,000
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Debt Instrument, Maturity Date Range, Start							Feb. 28, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger							90.00%
Debt Instrument, Convertible, Conversion Price							$ 0.015
20% Senior Secured Promissory Note [Member] | Eleven 11 Management LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						20.00%								20.00%
Debt Instrument, Interest Rate, Effective Percentage								10.00%
Debt Instrument, Maturity Date Range, Start								Feb. 14, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger								90.00%
Debt Instrument, Maturity Date Range, End								Feb. 28, 2024
Debt Instrument, Convertible, Conversion Price								$ 0.015
20% Senior Secured Promissory Note [Member] | Eleven 11 Management LLC [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 54,000
20% Senior Secured Promissory Note [Member] | Eleven 11 Management LLC [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 60,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							20.00%
Debt Instrument, Interest Rate, Effective Percentage			10.00%												10.00%
Debt Instrument, Maturity Date Range, Start			Feb. 28, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			90.00%
Debt Instrument, Maturity Date Range, End			Apr. 30, 2024
Debt Instrument, Convertible, Conversion Price			$ 0.015												$ 0.015
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 108,000												$ 108,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 120,000												$ 120,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																												20.00%
Debt Instrument, Interest Rate, Effective Percentage				10.00%												10.00%
Debt Instrument, Maturity Date Range, Start				Feb. 28, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				90.00%
Debt Instrument, Maturity Date Range, End				Apr. 17, 2024
Debt Instrument, Convertible, Conversion Price				$ 0.015												$ 0.015
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 30,000												$ 30,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 90,000												$ 90,000
20% Senior Secured Promissory Note [Member] | Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount									$ 130,016																$ 78,010
Debt Instrument, Interest Rate, Effective Percentage									11.00%
Debt Instrument, Maturity Date Range, Start									Nov. 22, 2023
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																						75.00%
Repayments of Debt													$ 26,003
20% Senior Secured Promissory Note [Member] | Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					20.00%
Debt Instrument, Face Amount					$ 60,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%
Debt Instrument, Maturity Date Range, Start					Apr. 16, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					90.00%
Debt Instrument, Convertible, Conversion Price					$ 0.015
20% Senior Secured Promissory Note [Member] | Sikka Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date Range, Start		May 31, 2024
20% Senior Secured Promissory Note [Member] | Sikka Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		20.00%
Debt Instrument, Face Amount		$ 120,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		90.00%
Debt Instrument, Repaid, Principal	0
Debt Instrument, Convertible, Conversion Price		$ 0.015
20% Senior Secured Promissory Note [Member] | Miller Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date Range, Start		May 31, 2024
20% Senior Secured Promissory Note [Member] | Miller Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		20.00%
Debt Instrument, Face Amount		$ 60,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		90.00%
Debt Instrument, Repaid, Principal	0
Debt Instrument, Convertible, Conversion Price		$ 0.015
Twenty Percentage Promissory Note [Member] | Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																			20.00%
Debt Instrument, Interest Rate, Effective Percentage																			10.00%
Debt Instrument, Maturity Date Range, Start																			Dec. 31, 2023
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																			90.00%
Debt Instrument, Maturity Date Range, End																			Apr. 30, 2024
Debt Instrument, Convertible, Conversion Price																			$ 0.015
Twenty Percentage Promissory Note [Member] | Evergreen 2023 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 12,000
Twenty Percentage Promissory Note [Member] | Evergreen 2023 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 480,000
Twenty Percentage Promissory Note [Member] | Chambers Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							20.00%
Debt Instrument, Face Amount							$ 60,000
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Debt Instrument, Maturity Date Range, Start							Feb. 28, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger							90.00%
Debt Instrument, Convertible, Conversion Price							$ 0.015
Twenty Percentage Promissory Note [Member] | Eleven 11 Management LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						20.00%								20.00%
Debt Instrument, Maturity Date Range, Start								Feb. 14, 2024
Twenty Percentage Promissory Note [Member] | Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																											20.00%
Debt Instrument, Face Amount						$ 60,000		$ 54,000						$ 60,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%			10.00%								10.00%	10.00%
Debt Instrument, Maturity Date Range, Start						Feb. 28, 2024									Feb. 28, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														90.00%	90.00%
Debt Instrument, Maturity Date Range, End															Apr. 30, 2024
Debt Instrument, Convertible, Conversion Price			$ 0.015					$ 0.015							$ 0.015
Twenty Percentage Promissory Note [Member] | Cavalry Fund ILP [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																											$ 108,000
Twenty Percentage Promissory Note [Member] | Cavalry Fund ILP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																											$ 120,000
Twenty Percentage Promissory Note [Member] | Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				20.00%												20.00%
Debt Instrument, Interest Rate, Effective Percentage				10.00%												10.00%
Debt Instrument, Maturity Date Range, Start																Feb. 28, 2024
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																90.00%
Debt Instrument, Maturity Date Range, End																Apr. 17, 2024
Debt Instrument, Convertible, Conversion Price				$ 0.015												$ 0.015
Twenty Percentage Promissory Note [Member] | Keystone Capital Partners [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 30,000												$ 30,000
Twenty Percentage Promissory Note [Member] | Keystone Capital Partners [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 90,000												$ 90,000
Twenty Percentage Promissory Note [Member] | Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount									$ 130,016																	$ 78,010
Debt Instrument, Interest Rate, Effective Percentage									11.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												75.00%
Debt Instrument, Maturity Date									Nov. 22, 2023
Repayments of Debt												$ 26,003
Twenty Percentage Promissory Note [Member] | Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					20.00%
Debt Instrument, Face Amount					$ 60,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					90.00%
Debt Instrument, Convertible, Conversion Price					$ 0.015
Debt Instrument, Maturity Date					Apr. 16, 2024
Twenty Percentage Promissory Note [Member] | Sikka Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		20.00%
Debt Instrument, Face Amount		$ 120,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		90.00%
Debt Instrument, Convertible, Conversion Price		$ 0.015
Debt Instrument, Maturity Date		May 31, 2024
Derivative Liability	0
Twenty Percentage Promissory Note [Member] | Miller Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		20.00%
Debt Instrument, Face Amount		$ 60,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		90.00%
Debt Instrument, Convertible, Conversion Price		$ 0.015
Debt Instrument, Maturity Date		May 31, 2024
Derivative Liability	$ 0
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest Expense, Operating and Nonoperating																	$ 157,914	$ 81,525		$ 353,838	$ 116,410	$ 223,846	$ 0